UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: July 31

Date of reporting period: April 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON WESTERN ASSET

MUNICIPAL HIGH INCOME FUND

FORM N-Q

APRIL 30, 2010

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.1%
Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport	8.125%	5/1/31	$2,300,000	$2,066,044	(a)

Arizona - 2.1%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West	6.625%	7/1/20	2,900,000	2,957,478	(b)
Pima County, AZ, IDA Educational Revenue, Noah Webster Basic	6.125%	12/15/34	1,000,000	913,140
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	9,000,000	9,091,350
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,377,512
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,154,100

Total Arizona				16,493,580

Arkansas - 0.1%
Arkansas State Development Financing Authority, Industrial Facilities Revenue, Potlatch Corp. Projects	7.750%	8/1/25	1,000,000	1,019,080	(a)

California - 9.4%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,640,000	1,701,287
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,560,525
California EFA Revenue:
College and University Financing Program	5.000%	2/1/12	1,440,000	1,424,117
College and University Financing Program	5.000%	2/1/14	1,595,000	1,533,385
College and University Financing Program	5.000%	2/1/15	1,670,000	1,574,242
California Statewide CDA Revenue:
East Campus Apartments LLC	5.625%	8/1/34	1,000,000	972,210
Lodi Memorial Hospital, California Mortgage Insurance	5.000%	12/1/37	15,000,000	13,769,250
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,694,419
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	5,088,300
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue	7.875%	6/1/42	3,150,000	3,772,786	(b)(c)
M-S-R Energy Authority, CA	7.000%	11/1/34	8,000,000	9,270,160
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	22,000,000	25,492,940
Palomar, CA, Pomerado Health Care District, COP	6.750%	11/1/39	5,000,000	5,191,350
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,095,963

Total California				74,140,934

Colorado - 5.2%
Colorado Educational & Cultural Facilities Authority Revenue:
Charter School Peak to Peak Project	7.500%	8/15/21	1,245,000	1,329,212	(b)
Charter School Refunding, Jefferson Project	6.000%	6/15/33	1,500,000	1,248,870
Cheyenne Mountain Charter	5.375%	6/15/38	2,585,000	2,620,647
Colorado Health Facilities Authority Revenue:
Christian Living Communities Project	5.750%	1/1/37	2,000,000	1,727,600
Parkview Medical Center Project	6.600%	9/1/25	1,000,000	1,076,400	(b)
The Evangelical Lutheran Good Samaritan Society	6.125%	6/1/38	7,000,000	7,154,770
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	20,000,000	21,851,800
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,300,840
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	1,000,000	1,236,670	(b)

Total Colorado				41,546,809

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 0.5%
Connecticut State Development Authority, IDR, AFCO Cargo LLC Project	8.000%	4/1/30	$4,000,000	$3,683,840	(a)

Delaware - 0.1%
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	831,650

District of Columbia - 0.1%
District of Columbia COP, District Public Safety & Emergency, AMBAC	5.500%	1/1/19	1,000,000	1,053,620

Florida - 2.3%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	1,000,000	826,660
Gramercy Farms Community, Development District Special Assessment	5.100%	5/1/14	6,995,000	3,158,942	(d)
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	1,000,000	810,430	(a)
Miami-Dade County, FL, Solid Waste Systems Revenue, NATL	5.000%	10/1/18	2,000,000	2,102,240
Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project	9.000%	7/1/31	2,000,000	2,001,740
Reunion East Community Development District, Special Assessment	7.375%	5/1/33	2,500,000	1,764,925
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	4,925,750	(e)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	2,722,710	(e)

Total Florida				18,313,397

Georgia - 4.9%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	5,886,877
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	15,000,000	15,902,550
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	9,965,880
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue:
Acts Retirement-Life Communities Inc.	6.375%	11/15/29	700,000	717,500
Acts Retirement-Life Communities Inc.	6.625%	11/15/39	1,085,000	1,106,830
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates	7.250%	11/15/29	1,500,000	1,516,725
Marietta, GA, Development Authority Revenue, Life University Inc. Project	7.000%	6/15/39	4,000,000	3,883,680

Total Georgia				38,980,042

Hawaii - 2.3%
Hawaii State Department of Budget & Finance Special Purpose:
Revenue, Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	8,682,560
Senior Living Revenue	6.400%	11/15/14	2,100,000	2,135,280
Senior Living Revenue	7.500%	11/15/15	6,200,000	6,444,838
Senior Living Revenue, 15 Craigside Project	8.750%	11/15/29	800,000	897,912

Total Hawaii				18,160,590

Illinois - 2.5%
Illinois Development Finance Authority Revenue:
Chicago Charter School Foundation Project	6.250%	12/1/32	2,000,000	2,269,800	(b)
Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,209,927	(a)
Illinois Finance Authority Revenue:
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	2,589,570
Refunding, OSF Healthcare Systems	5.750%	11/15/37	2,500,000	2,501,450

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois Finance Authority, Student Housing Revenue, Refunding, Educational Advancement Fund Inc.	5.250%	5/1/34	$9,450,000	$8,024,373
Illinois Health Facilities Authority Revenue, Passavant Memorial Area Hospital	6.000%	10/1/24	1,500,000	1,548,660	(b)

Total Illinois				20,143,780

Indiana - 1.8%
Indiana Health Facilities Financing Authority, Hospital Revenue, Riverview Hospital Project	6.125%	8/1/31	2,000,000	2,011,120
Indiana Municipal Power Agency Power Supply System Revenue	6.000%	1/1/39	10,000,000	10,738,500
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment	5.250%	2/1/31	1,400,000	1,379,014

Total Indiana				14,128,634

Kansas - 0.3%
Overland Park, KS, Development Corp. Revenue, First Tier	7.375%	1/1/32	1,995,000	2,104,107	(b)

Kentucky - 3.3%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	15,000,000	15,419,700
Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	3,500,000	3,440,920
Owen County, KY, Waterworks System Revenue, Kentucky American Water Co. Project	6.250%	6/1/39	7,000,000	7,499,800

Total Kentucky				26,360,420

Louisiana - 2.7%
Epps, LA, COP	8.000%	6/1/18	930,000	936,808
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	1,965,000	1,774,886
Rapides, LA, Finance Authority Revenue, Cleco Power LLC Project	6.000%	10/1/11	6,000,000	6,313,740	(a)(f)
St. John Baptist Parish, LA, Revenue, Marathon Oil Corp.	5.125%	6/1/37	13,175,000	12,725,601

Total Louisiana				21,751,035

Maryland - 3.6%
Maryland Industrial Development Financing Authority Economic Development Revenue, Our Lady of Good Counsel School	6.000%	5/1/35	1,000,000	939,790
Maryland State Economic Development Corp., Student Housing Revenue, University of Maryland College Park Projects	5.800%	6/1/38	5,000,000	5,044,600
Maryland State Economic Development Corp., EDR:
Term Project	5.750%	6/1/35	7,500,000	7,666,425
Transportation Facilities Project	5.750%	6/1/35	13,625,000	13,928,429
Maryland State Health & Higher EFA Revenue:
Washington Christian Academy	5.250%	7/1/18	250,000	127,827
Washington Christian Academy	5.500%	7/1/38	1,170,000	532,444

Total Maryland				28,239,515

Massachusetts - 3.0%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	1,245,000	1,058,549	(a)
Massachusetts State DFA Revenue, Briarwood	8.250%	12/1/30	3,000,000	3,163,470	(b)
Massachusetts State HEFA Revenue:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Caritas Christi Obligation	6.750%	7/1/16	$2,000,000	$2,091,420
Suffolk University	5.750%	7/1/39	13,740,000	13,894,712
University of Massachusetts Memorial Health Care Inc.	5.000%	7/1/33	4,000,000	3,671,000

Total Massachusetts				23,879,151

Michigan - 1.4%
Allen Academy, MI, COP	8.000%	6/1/33	3,500,000	3,058,580
Cesar Chavez Academy, COP	6.500%	2/1/33	1,635,000	1,470,715
Cesar Chavez Academy, COP	8.000%	2/1/33	1,600,000	1,636,224	(c)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,764,520

Total Michigan				10,930,039

Minnesota - 0.4%
Sartell, MN, Health Care & Housing Facilities Revenue, Foundation for Health Care Project	8.000%	9/1/30	1,670,000	1,664,723
St. Paul, MN, Port Authority Lease Revenue:
Regions Hospital Parking Ramp Project	5.000%	8/1/21	475,000	426,104
Regions Hospital Parking Ramp Project	5.000%	8/1/36	1,375,000	1,089,302

Total Minnesota				3,180,129

Missouri - 0.8%
Kansas City, MO, Tax Increment Financing Commission, Tax Increment Revenue, Maincor Project	5.000%	3/1/12	340,000	335,505
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,007,070
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,558,608
Raytown Live Redevelopment Plan Project 1	5.125%	12/1/25	1,750,000	1,758,680
St. Joseph, MO, IDA, Sewer Systems Improvements Project	5.000%	4/1/27	1,325,000	1,363,107

Total Missouri				6,022,970

Montana - 0.3%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	3,215,000	2,657,390	(a)

New Hampshire - 0.5%
New Hampshire HEFA Revenue:
Healthcare System, Covenant Health System	5.500%	7/1/34	2,000,000	2,005,720
New Hampshire College	7.500%	1/1/31	1,500,000	1,582,740	(b)

Total New Hampshire				3,588,460

New Jersey - 3.3%
New Jersey EDA Retirement Community Revenue, SeaBrook Village Inc.	8.250%	11/15/30	3,750,000	3,942,450	(b)
New Jersey EDA Revenue, Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	372,568
New Jersey Health Care Facilities Financing Authority Revenue:
Trinitas Hospital Obligation Group	5.250%	7/1/30	9,000,000	7,718,130
Trinitas Hospital Obligation Group	7.500%	7/1/30	5,000,000	5,104,250	(b)
New Jersey State EDA Revenue, Refunding	6.875%	1/1/37	11,000,000	9,025,720	(a)

Total New Jersey				26,163,118

New Mexico - 1.0%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,630,000	1,457,562
COP, Jail Project Revenue	6.000%	4/1/23	500,000	422,515
COP, Jail Project Revenue	6.000%	4/1/28	500,000	396,440
Jail Project Revenue	7.500%	12/1/24	5,510,000	5,353,131

Total New Mexico				7,629,648

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 5.2%
Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc.	8.250%	11/15/30	$1,000,000	$1,048,950	(b)
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	27,945,000	28,748,139
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	2,500,000	2,345,225
Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA	5.500%	3/20/40	985,000	1,044,277
Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project	8.550%	11/15/32	1,000,000	1,059,920	(b)
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	3,300,000	3,112,824
New York City, NY, IDA, Civic Facilities Revenue:
Amboy Properties Corp. Project	6.750%	6/1/20	2,380,000	2,206,093
Community Hospital Brooklyn	6.875%	11/1/10	285,000	288,158
Special Needs Facilities Pooled Program	8.125%	7/1/19	1,380,000	1,423,843	(b)

Total New York				41,277,429

Ohio - 0.6%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing St. Clarence	6.125%	5/1/26	500,000	454,280
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,500,000	2,530,400
Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center	5.250%	5/15/26	2,000,000	1,974,380

Total Ohio				4,959,060

Oklahoma - 1.3%
Oklahoma HFA, Single-Family Mortgage, GNMA	7.997%	8/1/18	185,000	198,723	(a)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,015,320
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,069,160
Tulsa, OK, Municipal Airport Revenue, American Airlines	7.350%	12/1/11	2,200,000	2,208,448

Total Oklahoma				10,491,651

Oregon - 0.1%
Klamath Falls, OR, Inter Community Hospital Authority Revenue:
Merle West Medical Center	6.250%	9/1/31	630,000	715,019	(b)
Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	370,000	336,796

Total Oregon				1,051,815

Pennsylvania - 5.6%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	6,500,000	6,843,980
Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project	7.250%	1/1/35	1,000,000	1,163,020	(b)
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	5,000,000	4,107,950
Harrisburg, PA, Authority University Revenue, Harrisburg University of Science	6.000%	9/1/36	3,000,000	2,618,520
Hazleton, PA, Health Services Authority, Hospital Revenue, St. Joseph’s Medical Center	6.200%	7/1/26	1,000,000	937,890
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,132,680

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project	6.000%	11/15/35	$1,000,000	$959,680
Lehigh County, PA, General Purpose Authority Revenue, First Mortgage Bible Fellowship Church Home Inc.	7.750%	11/1/33	3,500,000	3,546,620
Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project	7.500%	2/15/29	920,000	810,115
Pennsylvania Economic Development Financing Authority:
Exempt Facilities Revenue, Reliant Energy Seward	6.750%	12/1/36	2,185,000	2,264,796	(a)
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,439,781
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,312,250
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	982,970	(a)
Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	5,000,000	5,379,950
Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health	8.125%	11/15/30	4,000,000	4,198,240	(b)

Total Pennsylvania				44,698,442

Puerto Rico - 4.9%
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/25	7,500,000	7,874,775
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	7,000,000	7,081,900
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	12,000,000	12,551,400
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	10,000,000	10,886,200

Total Puerto Rico				38,394,275

Rhode Island - 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	1,000,000	767,430

South Carolina - 0.5%
Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian	5.000%	3/1/30	2,000,000	1,774,000
Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project	6.100%	4/1/23	2,000,000	2,019,180	(a)

Total South Carolina				3,793,180

Tennessee - 2.5%
Knox County, TN, Health, Educational & Housing Facilities Board Revenue, University Health Systems Inc.	5.000%	4/1/18	2,370,000	2,416,025
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	869,210
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/26	17,000,000	16,332,240

Total Tennessee				19,617,475

Texas - 17.4%
Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior	6.750%	4/1/27	5,025,000	2,879,024	(d)
Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co.	5.900%	5/1/28	11,500,000	11,667,900	(a)(f)
Brazos River, TX, Harbor Navigation District:
Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	10,385,000	10,431,421	(a)(g)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Brazoria County Environmental, Dow Chemical Co. Project	6.625%	5/15/33	$1,000,000	$1,020,640	(a)
Burnet County, TX, Public Facility Project Revenue	7.750%	8/1/29	3,000,000	3,054,570
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,548,575
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation, zero coupon bond	0.000%	1/1/36	2,800,000	428,708
Capital Appreciation, zero coupon bond	0.000%	1/1/38	2,000,000	264,540
Capital Appreciation, zero coupon bond	0.000%	1/1/40	2,200,000	249,238
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,119,944
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	3,997,040
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	1,665,000	1,302,130	(a)
Denton County, TX, Reclamation Road District	8.500%	6/1/16	105,000	100,824
Garza County, TX, Public Facility Corp.	5.500%	10/1/19	1,400,000	1,340,458
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	3,000,000	3,079,620	(a)(f)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	4,820,430
Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project	6.125%	7/15/27	6,645,000	5,946,012	(a)
Maverick County, TX, Public Facility Corp. Project Revenue	6.250%	2/1/24	625,000	547,456
Maverick County, TX, Public Facility Corp. Project Revenue	6.375%	2/1/29	520,000	442,593
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	7.875%	11/15/26	3,000,000	3,288,540	(b)
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	2,500,000	2,525,900
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	1,065,000	907,391
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	10,374,900
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,194,360
North Texas Tollway Authority Revenue	5.750%	1/1/40	10,000,000	10,426,300
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	2,022,890
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,025,700
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,045,740
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Northwest Senior Housing Edgemere Project	5.750%	11/15/12	1,100,000	1,151,216
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	5,230,700
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	10,000,000	10,809,200
Texas Private Activity Bond Surface Transportation Corp., Senior Lien	6.875%	12/31/39	10,000,000	10,506,000
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,000,000	(h)
Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,000,000	(h)
Uplift Education	5.875%	12/1/36	1,000,000	970,530
Willacy County, TX, Local Government Corp. Revenue	6.875%	9/1/28	11,190,000	10,187,935
Willacy County, TX, PFC Project Revenue	8.250%	12/1/23	3,000,000	3,190,800

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	$690,000	$613,845

Total Texas				137,713,070

U.S. Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	8,226,975

Virginia - 2.7%
Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project	8.125%	4/1/30	990,000	937,342
Broad Street CDA Revenue	7.500%	6/1/33	1,000,000	914,470
Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project	5.600%	11/1/31	6,000,000	6,139,800	(a)
Virginia Beach, VA, Development Authority, MFH Revenue:
Residential Rental Hampton Project	7.500%	10/1/39	2,380,000	2,300,508	(a)
Residential Rental Mayfair Project	7.500%	10/1/39	2,380,000	2,300,508	(a)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,527,200

Total Virginia				21,119,828

West Virginia - 1.4%
Pleasants County, WV, PCR, Refunding, County Commission Allegheny	5.250%	10/15/37	11,450,000	11,141,423

Wisconsin - 0.6%
Wisconsin State HEFA Revenue:
Aurora Health Care	6.400%	4/15/33	1,000,000	1,024,120
Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,009,760
Marshfield Clinic	6.000%	2/15/25	1,500,000	1,511,625

Total Wisconsin				4,545,505

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $749,037,307)				760,865,540

SHORT-TERM INVESTMENTS - 2.8%
California - 0.1%
California Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., LOC- Wells Fargo Bank N.A.	0.230%	5/3/10	200,000	200,000	( i )
California Statewide CDA Revenue, John Muir Health, LOC-Wells Fargo Bank N.A.	0.210%	5/3/10	500,000	500,000	( i )

Total California				700,000

District of Columbia - 0.5%
District of Columbia Revenue, Thomas B. Fordham Foundation, LOC-SunTrust Bank	0.550%	5/5/10	4,300,000	4,300,000	( i )

Florida - 0.6%
Gainesville, FL, Utilities System Revenue, SPA- SunTrust Bank	0.450%	5/3/10	4,500,000	4,500,000	( i )
Jacksonville, FL, Economic Development Commission Hospital Revenue, Shands Jacksonville Medical Center Inc., LOC-Wells Fargo Bank N.A.	0.290%	5/3/10	500,000	500,000	( i )

Total Florida				5,000,000

Indiana - 0.1%
Indiana Health Facilities Financing Authority, Hospital Revenue, Deaconess Hospital Obligation, LOC-Fifth Third Bank	0.500%	5/7/10	1,100,000	1,100,000	( i )

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 0.0%
New Jersey EDA, School Revenue, Facilities Construction, LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC	0.240%	5/3/10	$300,000	$300,000	( i )

New York - 0.1%
New York City, NY, GO:
LOC-JPMorgan Chase	0.220%	5/3/10	100,000	100,000	( i )
LOC-U.S. Bank N.A.	0.280%	5/3/10	250,000	250,000	( i )
SPA-Wells Fargo Bank N.A.	0.240%	5/3/10	275,000	275,000	( i )

Total New York				625,000

Puerto Rico - 0.8%
Commonwealth of Puerto Rico, GO:
Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.230%	5/3/10	4,400,000	4,400,000	( i )
Public Improvements, SPA-Dexia Credit Local	0.230%	5/3/10	1,500,000	1,500,000	( i )

Total Puerto Rico				5,900,000

Utah - 0.1%
Utah Transit Authority, Sales Tax Revenue, LOC- Fortis Bank SA	0.210%	5/3/10	1,000,000	1,000,000	( i )

Vermont - 0.5%
Vermont Educational & Health Buildings Financing Agency Revenue, Gifford Medical Center Project, LOC-Keybank N.A.	0.390%	5/3/10	3,700,000	3,700,000	( i )

TOTAL SHORT-TERM INVESTMENTS (Cost - $22,625,000)				22,625,000

TOTAL INVESTMENTS - 98.9% (Cost - $771,662,307#)				783,490,540
Other Assets in Excess of Liabilities - 1.1%				8,331,110

TOTAL NET ASSETS - 100.0%				$791,821,650

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	The coupon payment on these securities is currently in default as of April 30, 2010.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2010.

(h)	Security is purchased on a when-issued basis.

(i)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA AGC AGM AMBAC CDA COP DFA EDA EDR EFA FHA GNMA GO HEFA HFA IDA IDR

— American Capital Assurance - Insured Bonds

— Assured Guaranty Corporation - Insured Bonds

— Assured Guaranty Municipal Corporation - Insured Bonds

— American Municipal Bond Assurance Corporation - Insured Bonds

— Community Development Authority

— Certificate of Participation

— Development Finance Agency

— Economic Development Authority

— Economic Development Revenue

— Educational Facilities Authority

— Federal Housing Administration

— Government National Mortgage Association

— General Obligation

— Health & Educational Facilities Authority

— Housing Finance Authority

— Industrial Development Authority

— Industrial Development Revenue

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2010

LOC NATL PCR PFC Radian RDA SPA

— Letter of Credit - Insured Bonds

— National Public Finance Guarantee Corporation - Insured Bonds

— Pollution Control Revenue

— Public Facilities Corporation

— Radian Asset Assurance - Insured Bonds

— Redevelopment Agency

— Standby Bond Purchase Agreement - Insured Bonds

Summary of Investments by Industry *

Health Care	19.4%
Industrial Revenue	16.6
Power	12.8
Education	10.8
Transportation	8.4
Other	5.9
Special Tax Obligation	5.4
Pre-Refunded/Escrowed to Maturity	5.1
Leasing	4.5
Water & Sewer	3.3
Solid Waste/Resource Recovery	3.0
Local General Obligation	1.1
Housing	0.8
Short-Term Investments	2.9
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of April 30, 2010 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	2.4%
AA/Aa	0.5
A	25.0
BBB/Baa	41.9
BB/Ba	8.6
B	0.6
CCC/Caa	1.2
A-1/VMIG1	2.9
NR	16.9
100.0%

†	As a percentage of total investments.

‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from an NRSRO.

See pages 11 and 12 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Municipal High Income Fund (formerly known as Legg Mason Partners Municipal High Income Fund) (the “Fund”), is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$760,865,540	—	$760,865,540
Short-term investments†	—	22,625,000	—	22,625,000

Total investments	—	$783,490,540	—	$783,490,540

Other financial instruments:
Futures contracts	$(2,467,207)	—	—	(2,467,207)

Total	$(2,467,207)	$783,490,540	—	$781,023,333

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Schedule of Investments (unaudited) (continued)

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Securities Traded on a When-Issue Basis. The Fund may trade securities on a when-issue basis. In a when-issue transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,461,739
Gross unrealized depreciation	(23,633,506)

Net unrealized appreciation	$11,828,233

At April 30, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Sell:
U.S. Treasury 5-Year Notes	197	6/10	$22,770,813	$22,824,297	$(53,484)
U.S. Treasury 10-Year Notes	180	6/10	21,087,743	21,223,125	(135,382)
U.S. Treasury 30-Year Bonds	730	6/10	84,637,284	86,915,625	(2,278,341)

Net Unrealized Loss on Open Futures Contracts					$(2,467,207)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at April 30, 2010.

Primary Underlying Risk Disclosure	Futures Contracts Unrealized Depreciation
Interest Rate Contracts	$(2,467,207)
Other Contracts	—

Total	$(2,467,207)

Notes to Schedule of Investments (unaudited) (continued)

During the period ended April 30, 2010, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)	$18,404,477

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 28, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: June 28, 2010